Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income/(loss)	$ 20,585	$ (106,588)	$ (91,623)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	374,274	308,289	283,552
Net gain on sale of marketable securities	(3,123)	(4,725)
Net gain on sale of cost investments	(3,946)
Net gain on the sale of depreciable property	(125,928)	(4,083)	(2,424)
Gain on consolidation of joint ventures			(1,912)
Write off of the fair market adjustment for debt paid off on consolidated joint venture			1,552
Loss/(gain) on debt extinguishment	4,602	1,204	(9,849)
Write off of bad debt	3,613	2,838	3,570
Write off of note receivable and other assets			1,354
Loss from unconsolidated entities	6,352	4,204	18,665
Amortization of deferred financing costs and other	8,696	8,957	7,953
Amortization of deferred compensation	9,815	11,411	7,605
Amortization of convertible debt discount	1,077	3,530	4,283
Changes in income tax accruals	1,424	(865)	2,854
Changes in operating assets and liabilities:
Decrease/ (increase) in operating assets	(40,623)	(5,332)	3,512
(Decrease)/increase in operating liabilities	(12,582)	(4,660)	291
Net cash provided by operating activities	244,236	214,180	229,383
Investing Activities
Proceeds from sale of real estate investments, net	321,803	20,738
Proceeds from the sale of marketable securities	9,799	39,488
Acquisition of real estate assets (net of liabilities assumed) and initial capital expenditures	(989,029)	(347,582)	(28,528)
Cash paid in nonmonetary asset exchange	(28,124)	0	0
Development of real estate assets	(98,683)	(92,142)	(183,157)
Capital expenditures and other major improvements - real estate assets, net of escrow reimbursement	(91,476)	(73,977)	(85,403)
Capital expenditures - non-real estate assets	(13,267)	(4,342)	(6,269)
Payments related to the buyout of joint venture partner	(450)	(16,141)
Investment in unconsolidated joint ventures	(102,810)	(110,921)	(24,988)
Distributions received from/(paid to) unconsolidated joint venture	11,202	1,125	1,741
Proceeds from note receivable	7,800		200,000
Purchase deposits on pending real estate acquisitions	(80,397)
Disbursements related to notes receivable			(500)
Purchase of marketable securities			(30,941)
Net cash (used in)/provided by investing activities	(1,053,182)	(583,754)	(158,045)
Financing Activities
Payments on secured debt	(336,004)	(187,308)	(159,612)
Proceeds from the issuance of secured debt	30,728	68,380	560,436
Proceeds from the issuance of unsecured debt	296,964	399,190	100,000
Payments on unsecured debt	(264,829)	(79,236)	(641,759)
Net (repayment)/proceeds of revolving bank debt	389,250	(157,550)	189,300
Payment of financing costs	(13,465)	(8,244)	(8,650)
Issuance of common and restricted stock, net	3,866	5,446	398
Proceeds from the issuance of common shares through public offering, net	879,754	467,565	67,151
Payments for the repurchase of Series G preferred stock, net	(3,597)	(637)	(21,505)
Distributions paid to non-controlling interests	(10,947)	(4,314)	(7,275)
Distributions paid to preferred stockholders	(9,311)	(9,488)	(11,203)
Distributions paid to common stockholders	(150,446)	(120,729)	(144,576)
Repurchase of common stock			(798)
Net cash provided by/(used in) financing activities	811,963	373,075	(78,093)
Net increase/(decrease) in cash and cash equivalents	3,017	3,501	(6,755)
Cash and cash equivalents, beginning of year	9,486	5,985	12,740
Cash and cash equivalents, end of year	12,503	9,486	5,985
Supplemental Information:
Interest paid during the year, net of amounts capitalized	168,577	154,843	164,357
Non-cash transactions:
Real estate acquired in asset exchange	268,853
Real estate disposed in asset exchange	192,576
Contingent purchase consideration	3,000
OP Units issued in partial consideration for property acquisition	111,034
Secured debt assumed in the acquisitions of properties, including asset exchange	278,657	91,442
Secured debt transferred in asset exchange	55,356
Fair market value adjustment of secured debt assumed in acquisitions of properties, including asset exchange	26,880	1,820
Fair market value of land contributed by non-controlling interest	4,078
Non-cash consideration to acquire non-real estate asset	6,864
Conversion of operating partnership non-controlling interests to Common Stock (12,511 in 2011; 923,944 in 2010; and 2,130,452 in 2009)	287	18,429	21,117
Retirement of fully depreciated assets		8,680	4,407
Issuance of restricted stock awards	6	16	2
Payment of Special Dividend through the issuance of 11,358,042 shares of Common Stock			$ 132,787